Shareholders' equity - Preferred Stock Summary (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Total shares issued and outstanding (shares)	43,826	43,826
Carrying value	$ 4,343	$ 4,343
Series A Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate	0.565%
Per annum dividend rate	4.00%
Total shares issued and outstanding (shares)	5,001	5,001
Carrying value	$ 500	$ 500
Liquidation preference per share (usd per share)	$ 100,000
Series F Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate	3.131%
Per annum dividend rate	4.625%
Total shares issued and outstanding (shares)	10,000	10,000
Carrying value	$ 990	$ 990
Liquidation preference per share (usd per share)	$ 100,000
Series G Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate	4.358%
Per annum dividend rate	4.70%
Total shares issued and outstanding (shares)	10,000	10,000
Carrying value	$ 990	$ 990
Liquidation preference per share (usd per share)	$ 100,000
Series H Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate	3.352%
Per annum dividend rate	3.70%
Total shares issued and outstanding (shares)	5,825	5,825
Carrying value	$ 576	$ 576
Liquidation preference per share (usd per share)	$ 100,000
Series I Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate	2.63%
Per annum dividend rate	3.75%
Total shares issued and outstanding (shares)	13,000	13,000
Carrying value	$ 1,287	$ 1,287
Liquidation preference per share (usd per share)	$ 100,000